Shareholder Report, Average Annual Return (Details) 212254_Arimathea Catholic Core Bond ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Arimathea Catholic Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arimathea Catholic Core Bond ETF NAV
Average Annual Return, Percent	0.06%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.15%